PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS
Summary of prepaid expenses and other assets

	December 31, 2024	December 31, 2023
Prepaid expenses and other assets	$193.0	$123.4
Vehicle parts, supplies and inventory	107.7	98.2
	$300.7	$221.6